Advance to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2025
Advance to Suppliers, Net [Abstract]
Schedule of Advances to suppliers

The Company makes periodic advances to its suppliers for product purchases in the normal course of business. Advances to suppliers consisted of the following:

	December 31, 2025	December 31, 2024

Advances for product purchases from third-parties	$579,170	$826,317
Advances for product purchases from related parties	5,857,030	2,768,600
Subtotal	6,436,200	3,594,917
Less: allowance for impairment	(498,156)	(341,035)
Advance to suppliers, net	$5,938,044	$3,253,882

Schedule of Allowance for Credit Losses

The following table presents movement in the allowance for impairment:

	December 31, 2025	December 31, 2024

Balance as of the beginning of year	$341,035	$569,799
Additions (reversals)	146,992	(222,449)
Translation adjustments	10,129	(6,315)
Balance as of the end of year	$498,156	$341,035